SCHEDULE OF CHANGES IN FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Change inexchange rate increase	5.00%	5.00%
Impact on pre-tax profit increase	$ (221,050)	$ (140,221)
Change inexchange rate decrease	5.00%	5.00%
Impact on pre-tax profit decrease	$ 221,050	$ 140,221